Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

Supplement dated April 29, 2024 to

Currently Effective Prospectus

Until May 1, 2024, when this supplement automatically expires, the following information is included in the prospectus for Protective Life Dynamic Allocation Series – Conservative Portfolio, Protective Life Dynamic Allocation Series – Moderate Portfolio, Protective Life Dynamic Allocation Series – Growth Portfolio (each a “Portfolio”, and together the “Portfolios”):

1.	Under “Management” in the Portfolio Summary section of each of the Portfolios’ prospectus, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Benjamin Wang, CFA, is Co-Portfolio Manager of the Portfolio, which he has co-managed since inception. Scott M. Weiner, DPhil, is Co-Portfolio Manager of the Portfolio, which he has co-managed since inception. Zoey Zhu, CFA, is Co-Portfolio Manager of the Portfolio, which she has co-managed since May 2020.

2.	Under “Portfolio Management” in the Management of the Portfolios section of the Portfolios’ prospectus, the following paragraph replaces the first paragraph in its entirety:

Co-Portfolio Managers Benjamin Wang, Scott M. Weiner, and Zoey Zhu are responsible for the day-to-day management of Conservative Portfolio, Moderate Portfolio, and Growth Portfolio, with no limitation on the authority of any one co-portfolio manager in relation to the others.

3.	Under “Portfolio Management” in the Management of the Portfolios section of the Portfolios’ prospectus, the following paragraph is added as the third paragraph:

Scott M. Weiner, DPhil, is Co-Portfolio Manager of Conservative Portfolio, Moderate Portfolio, and Growth Portfolio, which he has co-managed since each Portfolio’s inception. Mr. Weiner is also Portfolio Manager of other Janus Henderson accounts. He holds an Economics degree from the Wharton School of the University of Pennsylvania, a Master’s degree in Economics from the University of Oxford, and also received his Doctorate in Economics from the University of Oxford.

Please retain this Supplement with your records.

Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

Supplement dated April 29, 2024 to

Currently Effective Statement of Additional

Information

Until May 1, 2024, when this supplement automatically expires, the following information is included in the statement of additional information (the “SAI”) for Protective Life Dynamic Allocation Series – Conservative Portfolio, Protective Life Dynamic Allocation Series – Moderate Portfolio, Protective Life Dynamic Allocation Series – Growth Portfolio (each a “Portfolio”, and together the “Portfolios”):

1.	Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Portfolios’ SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Scott M. Weiner	Number of Other Accounts Managed	2	1	None
	Assets in Other Accounts Managed	$501.46M	$17.86M	None

Please retain this Supplement with your records.